Document and Entity Information	Apr. 01, 2022
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	QNB Corp.
Entity Central Index Key	0000750558
Entity Emerging Growth Company	false
Entity File Number	0-17706
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2318082
Entity Address, Address Line One	15 North Third Street
Entity Address, City or Town	Quakertown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18951-9005
City Area Code	215
Local Phone Number	538-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	QNBC
Security Exchange Name	NONE